Plant and Equipment (Schedule Related to Property, Plant and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Cost
Balance at December 31	$ 192,200
Balance at December 31	378,509	$ 192,200
Accumulated Depreciation
Balance at December 31	192,200
Depreciation	46,003	44,774
Balance at December 31	378,509	192,200
NET BOOK VALUE at December 31,	378,509	192,200
Lease liabilities from finance leases previously recorded in lease obligations			$ 8,767
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Cost
Balance at December 31	7,316
Balance at December 31		7,316
Accumulated Depreciation
Balance at December 31	7,316
Balance at December 31		7,316
NET BOOK VALUE at December 31,	7,316	7,316
Gross carrying amount [member]
Cost
Balance at December 31	306,403	221,649
Additions	207,042	79,131
Changes in closure and reclamation provision	171	550
Disposals	(1,125)	(2,243)
Balance at December 31	512,491	306,403
Accumulated Depreciation
Balance at December 31	306,403	221,649
Disposals	(1,125)	(2,243)
Balance at December 31	512,491	306,403
NET BOOK VALUE at December 31,	512,491	306,403
Gross carrying amount [member] | Previously stated [member]
Cost
Balance at December 31	299,087
Balance at December 31		299,087
Accumulated Depreciation
Balance at December 31	299,087
Balance at December 31		299,087
NET BOOK VALUE at December 31,	299,087	299,087
Accumulated depreciation and amortisation [member]
Cost
Balance at December 31	106,887	87,985
Disposals	(825)	(2,040)
Balance at December 31	133,982	106,887
Accumulated Depreciation
Balance at December 31	106,887	87,985
Disposals	(825)	(2,040)
Depreciation	27,920	20,942
Balance at December 31	133,982	106,887
NET BOOK VALUE at December 31,	133,982	106,887
Machinery and Equipment [member]
Cost
Balance at December 31	38,345
Balance at December 31	33,032	38,345
Accumulated Depreciation
Balance at December 31	38,345
Balance at December 31	33,032	38,345
NET BOOK VALUE at December 31,	33,032	38,345
Machinery and Equipment [member] | Gross carrying amount [member]
Cost
Balance at December 31	74,188	62,217
Additions	1,185	3,122
Changes in closure and reclamation provision	171	550
Disposals	(1,038)	(1,859)
Reclassifications	740	10,158
Balance at December 31	75,246	74,188
Accumulated Depreciation
Balance at December 31	74,188	62,217
Disposals	(1,038)	(1,859)
Reclassifications	740	10,158
Balance at December 31	75,246	74,188
NET BOOK VALUE at December 31,	75,246	74,188
Machinery and Equipment [member] | Gross carrying amount [member] | Previously stated [member]
Cost
Balance at December 31	74,188
Balance at December 31		74,188
Accumulated Depreciation
Balance at December 31	74,188
Balance at December 31		74,188
NET BOOK VALUE at December 31,	74,188	74,188
Machinery and Equipment [member] | Accumulated depreciation and amortisation [member]
Cost
Balance at December 31	35,843	27,570
Disposals	(746)	(1,719)
Reclassifications		3,152
Balance at December 31	42,214	35,843
Accumulated Depreciation
Balance at December 31	35,843	27,570
Disposals	(746)	(1,719)
Reclassifications		3,152
Depreciation	7,117	6,840
Balance at December 31	42,214	35,843
NET BOOK VALUE at December 31,	42,214	35,843
Land, Buildings and Leasehold Improvements [member]
Cost
Balance at December 31	75,771
Balance at December 31	81,372	75,771
Accumulated Depreciation
Balance at December 31	75,771
Balance at December 31	81,372	75,771
NET BOOK VALUE at December 31,	81,372	75,771
Land, Buildings and Leasehold Improvements [member] | Gross carrying amount [member]
Cost
Balance at December 31	141,318	131,738
Additions	714	390
Reclassifications	17,700	9,190
Balance at December 31	159,732	141,318
Accumulated Depreciation
Balance at December 31	141,318	131,738
Reclassifications	17,700	9,190
Balance at December 31	159,732	141,318
NET BOOK VALUE at December 31,	159,732	141,318
Land, Buildings and Leasehold Improvements [member] | Gross carrying amount [member] | Previously stated [member]
Cost
Balance at December 31	141,318
Balance at December 31		141,318
Accumulated Depreciation
Balance at December 31	141,318
Balance at December 31		141,318
NET BOOK VALUE at December 31,	141,318	141,318
Land, Buildings and Leasehold Improvements [member] | Accumulated depreciation and amortisation [member]
Cost
Balance at December 31	65,547	52,353
Reclassifications		538
Balance at December 31	78,360	65,547
Accumulated Depreciation
Balance at December 31	65,547	52,353
Reclassifications		538
Depreciation	12,813	12,656
Balance at December 31	78,360	65,547
NET BOOK VALUE at December 31,	78,360	65,547
Furniture and Other Equipment [member]
Cost
Balance at December 31	5,676
Balance at December 31	8,681	5,676
Accumulated Depreciation
Balance at December 31	5,676
Balance at December 31	8,681	5,676
NET BOOK VALUE at December 31,	8,681	5,676
Furniture and Other Equipment [member] | Gross carrying amount [member]
Cost
Balance at December 31	11,066	7,478
Additions	3,464	7,405
Disposals	(87)	(358)
Reclassifications	1,640	(3,459)
Balance at December 31	16,083	11,066
Accumulated Depreciation
Balance at December 31	11,066	7,478
Disposals	(87)	(358)
Reclassifications	1,640	(3,459)
Balance at December 31	16,083	11,066
NET BOOK VALUE at December 31,	16,083	11,066
Furniture and Other Equipment [member] | Gross carrying amount [member] | Previously stated [member]
Cost
Balance at December 31	11,066
Balance at December 31		11,066
Accumulated Depreciation
Balance at December 31	11,066
Balance at December 31		11,066
NET BOOK VALUE at December 31,	11,066	11,066
Furniture and Other Equipment [member] | Accumulated depreciation and amortisation [member]
Cost
Balance at December 31	5,390	4,552
Disposals	(79)	(295)
Reclassifications		18
Balance at December 31	7,402	5,390
Accumulated Depreciation
Balance at December 31	5,390	4,552
Disposals	(79)	(295)
Reclassifications		18
Depreciation	2,091	1,115
Balance at December 31	7,402	5,390
NET BOOK VALUE at December 31,	7,402	5,390
Assets under Lease [member]
Cost
Balance at December 31	13,304
Balance at December 31	29,665	13,304
Accumulated Depreciation
Balance at December 31	13,304
Balance at December 31	29,665	13,304
NET BOOK VALUE at December 31,	29,665	13,304
Assets under Lease [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Cost
Balance at December 31	7,316
Balance at December 31		7,316
Accumulated Depreciation
Balance at December 31	7,316
Balance at December 31		7,316
NET BOOK VALUE at December 31,	7,316	7,316
Assets under Lease [member] | Gross carrying amount [member]
Cost
Balance at December 31	20,727	7,295
Additions	14,944
Disposals		(26)
Reclassifications		6,142
Balance at December 31	35,671	20,727
Accumulated Depreciation
Balance at December 31	20,727	7,295
Disposals		(26)
Reclassifications		6,142
Balance at December 31	35,671	20,727
NET BOOK VALUE at December 31,	35,671	20,727
Assets under Lease [member] | Gross carrying amount [member] | Previously stated [member]
Cost
Balance at December 31	13,411
Balance at December 31		13,411
Accumulated Depreciation
Balance at December 31	13,411
Balance at December 31		13,411
NET BOOK VALUE at December 31,	13,411	13,411
Assets under Lease [member] | Accumulated depreciation and amortisation [member]
Cost
Balance at December 31	107	3,510
Disposals		(26)
Reclassifications		(3,708)
Balance at December 31	6,006	107
Accumulated Depreciation
Balance at December 31	107	3,510
Disposals		(26)
Reclassifications		(3,708)
Depreciation	5,899	331
Balance at December 31	6,006	107
NET BOOK VALUE at December 31,	6,006	107
Capital Work in Projress Lindero [member]
Cost
Balance at December 31	52,964
Balance at December 31	219,335	52,964
Accumulated Depreciation
Balance at December 31	52,964
Balance at December 31	219,335	52,964
NET BOOK VALUE at December 31,	219,335	52,964
Capital Work in Projress Lindero [member] | Gross carrying amount [member]
Cost
Balance at December 31	52,964	4,360
Additions	177,017	59,356
Reclassifications	(10,646)	(10,752)
Balance at December 31	219,335	52,964
Accumulated Depreciation
Balance at December 31	52,964	4,360
Reclassifications	(10,646)	(10,752)
Balance at December 31	219,335	52,964
NET BOOK VALUE at December 31,	219,335	52,964
Capital Work in Projress Lindero [member] | Gross carrying amount [member] | Previously stated [member]
Cost
Balance at December 31	52,964
Balance at December 31		52,964
Accumulated Depreciation
Balance at December 31	52,964
Balance at December 31		52,964
NET BOOK VALUE at December 31,	52,964	52,964
Capital Work in Progress Other [member]
Cost
Balance at December 31	6,140
Balance at December 31	6,424	6,140
Accumulated Depreciation
Balance at December 31	6,140
Balance at December 31	6,424	6,140
NET BOOK VALUE at December 31,	6,424	6,140
Capital Work in Progress Other [member] | Gross carrying amount [member]
Cost
Balance at December 31	6,140	8,561
Additions	9,718	8,858
Reclassifications	(9,434)	(11,279)
Balance at December 31	6,424	6,140
Accumulated Depreciation
Balance at December 31	6,140	8,561
Reclassifications	(9,434)	(11,279)
Balance at December 31	6,424	6,140
NET BOOK VALUE at December 31,	6,424	6,140
Capital Work in Progress Other [member] | Gross carrying amount [member] | Previously stated [member]
Cost
Balance at December 31	6,140
Balance at December 31		6,140
Accumulated Depreciation
Balance at December 31	6,140
Balance at December 31		6,140
NET BOOK VALUE at December 31,	$ 6,140	$ 6,140